Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Significant Accounting Policies [Line Items]
Computation of basic and diluted net loss per share	The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to common stockholders	$(241,340)	$(32,743)	$(26,823)
Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation	40	0	0
Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(5,824)	(32,743)	(26,823)
Class B common stock	(235,516)	—	—
Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	4,044	—	—
Basic net loss per share attributable to Class A common stockholders	$(5,824)	$(32,743)	$(26,823)
Basic net loss per share attributable to Class B common stockholders	$(58)	$—	$—
The following table sets forth the computation of diluted net loss per share of Class A common stock for the year ended December 31, 2020 (in thousands, except for share amounts):

	Year Ended December 31,
	Net Loss Attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(5,824)	1	$(5,824)
Add:The effect of dilutive potential Class A common stock Class B common stock	$(235,516)	40
Diluted net loss per share attributable to Class A common stock	$(241,340)	41	$(5,824)
The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Three months ended March 31,
(in thousands)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(190,993)	$(26,990)

Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation of net loss attributable to common stockholders	4,439	—

Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(43)	(26,990)
Class B common stock	(190,950)	—

Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	443,864	—

Basic net loss per share attributable to Class A	(43)	(26,990)
Basic net loss per share attributable to Class B	—	—
The following table sets forth the computation of diluted net loss per share of Class A common stock for the three months ended March 31, 2021 (in thousands, except for share amounts):

(in thousands)	Three months ended March 31, 2021
	Net loss attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(43)	1	$(43)
Add: The effect of dilutive potential Class A common stock
Class B common stock	(190,950)	4,439
Diluted net loss per share attributable to Class A common stock	$(190,993)	4,440	$(43)

CM Life Sciences, Inc.
Significant Accounting Policies [Line Items]
Computation of basic and diluted net loss per share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Class A Common Stock
Numerator: Earnings allocable to Class A Common Stock
Interest Income	$10,919
Income and Franchise Tax	(10,919)
Net Earnings	$—
Denominator: Weighted Average Class A Common Stock
Class A Common Stock, Basic and Diluted	44,275,000
Earnings/Basic and Diluted Class A Common Stock	$0.00

Class A and B Common Stock
Numerator: Net Loss minus Net Earnings
Net Loss	$(58,471,923)
Net Earnings	—
Net Loss	(58,471,923)
Denominator: Weighted Average Class A and B Common Stock
Class A and B Common Stock, Basic and Diluted	11,068,750
Loss/Basic and Diluted Class A and B Common Stock	$(5.28)
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From July 10, 2020 (inception) Through December 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$13,951
Income and Franchise Tax	(13,951)
Net Earnings	—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	44,275,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00

Non-Redeemable Class A and B Common Stock
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(39,907,599)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(39,907,599)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted	10,633,062
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(3.75)